Schedule of Notes Payable (Details) (Parenthetical)									3 Months Ended		12 Months Ended
	Mar. 02, 2022 USD ($)	Feb. 04, 2022 USD ($)	Jan. 12, 2021 USD ($)	Dec. 06, 2019	Apr. 02, 2019 USD ($)	Jan. 17, 2019 USD ($)	Nov. 02, 2018 USD ($)	Sep. 21, 2018 USD ($) ft²	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Dec. 15, 2017 USD ($)
Short-Term Debt [Line Items]
Principal amount									$ 500,000		$ 500,000
Secured note principal amount									1,020,139		874,728
Notes Payable									1,020,139		874,728		$ 2,106,996			$ 900,000
Debt maturity date				Jun. 06, 2020
Sale of commercial building										$ 1,627,500	1,627,500
FR Holdings, LLC [Member] | Note Modification Agreement [Member]
Short-Term Debt [Line Items]
Principal amount		$ 900,000
Secured note		750,000.00
Consulting fee		500,000.00
Secured note principal amount		1,250,000.00
Payments for debt		$ 357,342.88
Debt percentage		7.00%
Payments terms description		Future payments shall be calculated on a 20-year amortization with a balloon payment in three years
Principal payments	$ 6,977.69
Prescott Management LLC [Member]
Short-Term Debt [Line Items]
Interest rate								6.50%
Debt instrument monthly installments								$ 6,952.75
Debt instrument maturity date, description								beginning on November 1, 2018, and continuing on the same day of each month thereafter until October 31, 2019
Payments to acquire land								$ 1,100,000
Amortizing period								30 years
Sale of commercial building			$ 1,627,500
Prescott Management LLC [Member] | Office Building [Member]
Short-Term Debt [Line Items]
Area of land | ft²								10,000
Payments to acquire land								$ 1,500,000
Prescott Management LLC [Member] | One-Year Anniversary [Member]
Short-Term Debt [Line Items]
Debt instrument monthly installments								50,000
Prescott Management LLC [Member] | New Scheduled Payment [Member] | Beginning on November 1, 2019 and Continuing Until October 31, 2023 [Member]
Short-Term Debt [Line Items]
Principal amount								986,438
Debt instrument monthly installments								$ 6,559
Debt instrument maturity date, description								beginning on November 1, 2019 and continuing until October 31, 2023
Promissory Note [Member] | John T. Jacobs and Teresa D. Jacobs [Member]
Short-Term Debt [Line Items]
Interest rate					6.50%
Principal amount					$ 250,000				123,604		124,728
Debt instrument monthly installments					$ 2,178
Debt instrument maturity date, description					beginning May 1, 2019 until March 31, 2020
Interest payable											1,318
Debt maturity date					Mar. 31, 2022
Promissory Note [Member] | John T. Jacobs and Teresa D. Jacobs [Member] | Second Payment [Member] | March 31, 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument principal payment reduction					$ 50,000
Debt instrument, interest rate terms					the payments shall be re-amortized (15-year amortization).
Promissory Note [Member] | FR Holdings, LLC [Member]
Short-Term Debt [Line Items]
Debt instrument monthly installments					$ 3,125
Promissory Note [Member] | FR Holdings, LLC [Member]
Short-Term Debt [Line Items]
Interest rate						5.00%
Principal amount						$ 750,000					750,000
Debt instrument monthly installments						$ 3,125
Debt instrument maturity date, description						beginning February 1, 2019 until January 31, 2022 at which the entire principal and any then accrued interest thereon shall be due and payable. As of December 31, 2021, $750,000 principal and $0 interest remain due.
Interest payable											0
Debt maturity date						Jan. 31, 2022
Promissory Note [Member] | Roll Holdings LLC [Member]
Short-Term Debt [Line Items]
Interest rate						9.00%
Principal amount						$ 150,000
Principal payments															$ 50,000
Debt maturity date						Jan. 16, 2020
Note Payable One [Member]
Short-Term Debt [Line Items]
Interest rate							6.50%
Principal amount							$ 1,100,000
Notes Payable									$ 896,535			[1]	$ 1,022,565	[1]
Debt maturity date							Oct. 31, 2023

[1]	On September 21, 2018, the Company, through its wholly-owned subsidiary Prescott Management, LLC, entered into a contract to purchase an approximately 10,000 square foot office building located at 1300 South Jones Boulevard, Las Vegas, Nevada 89146 for $1,500,000, subject to seller financing in the amount of $1,100,000, amortizing over 30 years at an interest rate of 6.5% per annum with monthly installments of $6,952.75 beginning on November 1, 2018, and continuing on the same day of each month thereafter until October 31, 2019. Upon the one-year anniversary of the note, a principal reduction payment of $50,000 is due, and provided that the monthly payments and the principal reduction payment have been made, the payments will be recalculated and re-amortized on the same terms with a new scheduled monthly payment of $6,559 beginning on November 1, 2019 and continuing until October 31, 2023, at which time the entire sum of principal in the amount of $986,438, plus any accrued interest, is due and payable. The Company closed the purchase on October 18, 2018. On December 12, 2020, the Company entered into a sales contract with Helping Hands Support, Inc. for the sale of the Company’s commercial building. On January 12, 2021, the Company completed the sale of its commercial building for $1,627,500. As of December 31, 2021, the note was paid in full.